Consolidated Statements of Changes in Shareholders’ Equity		Ordinary Shares SGD ($) shares	Ordinary Shares USD ($) shares	Additional Paid-in Capital SGD ($)	Additional Paid-in Capital USD ($)	Retained Earnings SGD ($)	Retained Earnings USD ($)	SGD ($) shares		USD ($) shares
Balance at Mar. 31, 2021	[1]	$ 1,707		$ 3,377,293		$ 5,947,075		$ 9,326,075
Balance (in Shares) at Mar. 31, 2021 | shares	[1]	12,500,000	12,500,000
Net income						2,077,008		2,077,008
Dividends distribution						(1,950,000)		(1,950,000)
Balance (in Dollars) at Mar. 31, 2022		$ 1,707		3,377,293		6,074,083		9,453,083
Balance (in Shares) at Mar. 31, 2022 | shares		12,500,000	12,500,000
Net income						3,926,821		3,926,821
Dividends distribution						(2,150,000)		(2,150,000)
Balance (in Dollars) at Mar. 31, 2023		$ 1,707		3,377,293		7,850,904		$ 11,229,904
Balance (in Shares) at Mar. 31, 2023 | shares		12,500,000	12,500,000					12,500,000	[2]	12,500,000	[2]
Net income						3,355,409		$ 3,355,409		$ 2,490,100
Balance (in Dollars) at Mar. 31, 2024		$ 1,707	$ 1,250	$ 3,377,293	$ 2,506,340	$ 11,206,313	$ 8,316,390	$ 14,585,313		$ 10,823,980
Balance (in Shares) at Mar. 31, 2024 | shares		12,500,000	12,500,000					12,500,000	[2]	12,500,000	[2]

[1]	Giving retroactive effect to the issuance of ordinary shares which are detailed in Note 14.
[2]	Giving retroactive effect to the issuance of ordinary shares which are detailed in Note 14.